PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statements of Comprehensive Loss
Net loss	¥ (430,268)	¥ (326,900)	¥ (276,412)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil tax	61,434	(8,608)	(130,131)
Comprehensive loss	(368,834)	(335,508)	(406,543)
Parent Company | Reportable Legal Entities
Condensed Statements of Comprehensive Loss
Net loss	(430,268)	(326,900)	(276,412)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil tax	61,434	(8,608)	(130,131)
Comprehensive loss	¥ (368,834)	¥ (335,508)	¥ (406,543)